Other Non-Current Assets (Tables)	12 Months Ended
Sep. 30, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	The amount of other non-current assets consisted of the following:
	September 30, 2024	September 30, 2023
Prepayment of projects	$-	$28,413,048
Prepayments of land leases	-	545,505
Deposit	60,793	59,333
Total	$60,793	$29,017,886